Discontinued operations (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalent	$ 32,919	$ 223,131
Accounts receivable	5,257,684	5,422,031
Inventory	475,827	218,157
Advances to suppliers	2,647,415	6,303,201
Prepaid value-added taxes	72,742	162,010
Other receivables	26,567	3,505
Total current assets from discontinued operations	8,513,154	12,332,035
Accounts receivable from EDLC business	1,235,489	1,502,518
Property, plant and equipment, net	6,012,285	6,508,968
Intangible assets, net	1,310,741	1,500,286
Total non-current assets from discontinued operations	8,558,515	9,511,772
Total assets from discontinued operations	17,071,669	21,843,807
Accounts payable	1,038,888	1,851,442
Customer deposits	337,743	196,935
Taxes payable	140,212	253,790
Accrued liabilities and other payables	145,409	154,767
Total current liabilities from discontinued operations	1,662,252	2,456,934
Total liabilities from discontinued operations	$ 1,662,252	$ 2,456,934